Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Oct. 31, 2013	Nov. 30, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 30, 2011
Class of Stock [Line Items]
Common stock, shares issued			50,500,000				49,600,000				50,500,000	49,600,000			48,800,000
Common stock, shares outstanding			48,700,000				49,600,000				48,700,000	49,600,000		48,765,841
Amount previously authorized for stock repurchase program											$ 150
Amount authorized for stock repurchase program											300
Repurchased shares of treasury stock											1,722,991	31,008
Treasury stock activity											119	1
Dividends declared per share	$ 0.20	$ 0.10	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10				$ 0.50	$ 0.10
Dividends declared											25
Dividends declared												$ 5